Feb. 28, 2021
Ashmore Emerging Markets Corporate Income Fund
Ashmore Emerging Markets Corporate Income Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you do not redeem your shares
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom). Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).The Fund may invest in debt instruments of all types issued by Corporate issuers, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are of below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (“junk bonds”).The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts (including contracts related to currencies), and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first seven risks):•Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;•Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;•Bank Loans Risk: The Fund may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade;•High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;•Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;•Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;•Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;•Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;•Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;•Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;•Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;•Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;•Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;•Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;•Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;•Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;•Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;•Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;•Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;•Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;•Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;•Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and•Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional ClassAshmore Emerging Markets Corporate Income Fund % Total Return
The best calendar quarter return during the period shown above was 16.37% in the second quarter of 2020; the worst was -18.76% in the first quarter of 2020.
Average Annual Total Return(For the period ended December 31, 2020)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.